SHORT DURATION INFLATION PROTECTION BOND FUND
American Century Investment Trust
Summary Prospectuses and Prospectuses Supplement

Supplement dated June 5, 2014

Short Duration Fund
Summary Prospectus and Prospectus dated July 26, 2013
Short Duration Inflation Protection Bond Fund
Summary Prospectus and Prospectus dated July 26, 2013 (as revised January 24, 2014)

The following changes are effective July 28, 2014.

The following replaces the third sentence under the Fees and Expenses section on page 1 of the summary prospectuses and page 2 of the prospectuses.

More information about these and other discounts, as well as variations in charges that may apply to purchases of $500,000 or more, is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.